STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (758,483)	$ (965,267)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	21,689	24,389
Amortization of debt discount	0	8,143
Amortization of debt issuance costs	0	14,931
Reversal of stock based compensation	(25,400)	0
Non-cash operating lease expense	12,280	5,810
Decrease (increase) in operating assets
Accounts receivable	(15,000)	8,812
Inventory	(3,607)	24,952
Increase (decrease) in operating liabilities
Accounts payable and accrued expenses	102,901	124,390
Accounts payable, related party	(25,837)	43,561
Contract liability	(2,211)	(3,043)
Operating lease liability	(12,376)	(5,809)
Net cash used in operating activities	(706,044)	(719,131)
Cash flows from investing activities
Purchase of equipment	0	(848)
Net cash used in investing activities	0	(848)
Cash flows from financing activities
Proceeds from promissory notes, shareholders	75,000	325,000
Proceeds from issuance of convertible promissory notes	665,000	0
Proceeds from convertible promissory notes, shareholders	0	100,000
Payments on notes payable	(14,271)	(16,752)
Proceeds from exercise of warrants	0	25,000
Proceeds from previously issued common stock	0	140,970
Net cash provided by financing activities	725,729	574,218
Net increase (decrease) in cash	19,685	(145,761)
Cash - beginning of period	93,748	270,074
Cash - end of period	113,433	124,313
Supplemental disclosures:
Interest paid	3,720	4,188
Non-cash investing and financing activities:
Common stock owed for conversion of accrued interest	0	21,875
Conversion of series B preferred stock to common stock	0	2,811
Conversion of series A preferred stock to common stock	0	2,280
Conversion of note payables and accrued interest to common stock	104,399	0
Issuance of detachable warrants with promissory note	0	32,573
Issuance of warrants to gain access to line of credit	$ 0	$ 31,282